Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of other income

	As of December, 31
	2022	2023	2024	2024
	S$	S$	S$	US$

Government grant
-Job support scheme	111,218	63,190	69,500	50,871
-others	34,277	-	-	-
Interest income	-	-	143,695	105,179
Others	56,355	37,098	52,963	38,766
	201,850	100,288	266,158	194,816